Note 37 - Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values) € in Billions	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	521	520
Number of consolidated structured entities in the Group	229	212
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	328	346
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	193	174
Restricted HQLA in EUR billion	€ 20.5	€ 13.3